-------------------------------------------------------------------------------
-------------------------------------------------------------------------------



                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549


                                    FORM N-1A

     REGISTRATION STATEMENT (NO. 2-56846) UNDER THE SECURITIES ACT OF 1933


                           PRE-EFFECTIVE AMENDMENT NO.

                        POST-EFFECTIVE AMENDMENT NO. 67

                                       AND

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 69

                              VANGUARD INDEX TRUST

        (EXACT NAME OF REGISTRANT AS SPECIFIED IN DECLARATION OF TRUST)

                     P.O. BOX 2600, VALLEY FORGE, PA 19482
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

                  REGISTRANT'S TELEPHONE NUMBER (610) 669-1000

                           R. GREGORY BARTON, ESQUIRE
                                  P.O. BOX 876
                             VALLEY FORGE, PA 19482

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
  AS SOON AS PRACTICABLE AFTER THIS REGISTRATION STATEMENT BECOMES EFFECTIVE.

                IT IS PROPOSED THAT THIS FILING BECOME EFFECTIVE:
           ON FEBRUARY 9, 2001 PURSUANT TO PARAGRAPH (A) OF RULE 485.

The  Trust's   prospectuses   and  Statement  of  Additional   Information   are
incorporated by reference from the prior filing of the 62nd Post-Effective Amendment to the Trust's Registration Statement on Form N-1A.

                                     [SHIP]
                          [THE VANGUARD GROUP(R) LOGO]

                       VANGUARD(R) U.S. STOCK INDEX FUNDS

      VANGUARD TOTAL STOCK MARKET, 500, SMALL-CAP, VALUE, AND GROWTH INDEX
                     FUNDS--INVESTOR AND ADMIRAL(TM) SHARES

              SUPPLEMENT TO THE PROSPECTUS DATED NOVEMBER 1, 2000

Substitute the following text for the text appearing in the box entitled "Share Classes" on the inside front cover page.

Each of the Vanguard U.S. Stock Index Funds offers more than one class of shares. This prospectus offers Investor Shares for all of the Funds as well as Admiral Shares for six of the Funds. Please note that the Admiral Shares are NOT available to:

-    SIMPLE IRAs and 403(b)(7) custodial accounts;

- Other retirement plan accounts receiving special administrative services from Vanguard; or

-    Accounts  maintained  by  financial   intermediaries,   except  in  limited
     circumstances.

     Investor Shares and Admiral Shares can be converted into an exchange-traded class of shares known as VIPER Shares. A brief description of VIPER Shares and how to convert into them appears on pages 5-8 of this supplement. A separate prospectus containing more information about VIPER Shares is available at Vanguard's website or by calling 1-800-523-1036.

     Please call Vanguard at 1-800-523-1036 to obtain a separate prospectus that offers Institutional Shares for all of the Funds (except 500 Index Fund). Institutional Shares have an investment minimum of $10 million and generally are not available through financial intermediaries or retirement plans receiving special administrative services from Vanguard.

     This prospectus is not intended for investors purchasing shares through employer- sponsored retirement or savings plans. Plan participants should obtain a separate prospectus designed specifically for them by calling 1-800-523-1188.

--------------------------------------------------------------------------------

Substitute the following bar chart and table for the bar chart and table appearing on pages 2-3.

    ----------------------------------------------------------------------------
    ANNUAL TOTAL RETURNS--VANGUARD TOTAL STOCK MARKET INDEX FUND-INVESTOR SHARES
    ----------------------------------------------------------------------------
      [SCALE -30% to 50%]
                                1993      10.62%
                                1994      -0.17%
                                1995      35.79%
                                1996      20.96%
                                1997      30.99%
                                1998      23.26%
                                1999      23.81%
                                2000     -10.57%
    ----------------------------------------------------------------------------
    Return figures do not reflect the account maintenance fee imposed on accounts with balances of less than $10,000 or the transaction fee on purchases through 1995.
    ----------------------------------------------------------------------------

      -------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 2000
      -------------------------------------------------------------------------
                                       1 YEAR       5 YEARS    SINCE INCEPTION*
      -------------------------------------------------------------------------
      Vanguard Total Stock Market
       Index Fund--Investor
       Shares**                        -10.57%       16.68%         15.83%
      Wilshire 5000 Index              -10.99        16.66          16.01
      -------------------------------------------------------------------------
       *April 27, 1992.
      **Return figures do not reflect the account maintenance fee imposed on accounts with balances of less than $10,000 or the transaction fee on purchases through 1995.
      -------------------------------------------------------------------------

Substitute the following bar chart and table for the bar chart and table appearing on pages 5-6.

     --------------------------------------------------------------------
         ANNUAL TOTAL RETURNS--VANGUARD 500 INDEX FUND-INVESTOR SHARES
     --------------------------------------------------------------------
     [SCALE -30% to 50%]
                                1991      30.22%
                                1992       7.42%
                                1993       9.89%
                                1994       1.18%
                                1995      37.45%
                                1996      22.88%
                                1997      33.19%
                                1998      28.62%
                                1999      21.07%
                                2000      -9.06%
     --------------------------------------------------------------------
     Return figures do not reflect the account maintenance fee imposed on accounts with balances of less than $10,000.
     --------------------------------------------------------------------

      -------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 2000
      -------------------------------------------------------------------------
                                       1 YEAR       5 YEARS        10 YEARS
      -------------------------------------------------------------------------
      Vanguard 500 Index
       Fund--Investor Shares*           -9.06%       18.31%          17.35%
      S&P 500 Index                     -9.10        18.33           17.46
      -------------------------------------------------------------------------
      *Return figures do not reflect the account maintenance fee imposed on accounts with balances of less than $10,000.
      -------------------------------------------------------------------------

3

Substitute the following bar chart and table for the bar chart and table appearing on pages 14-15.

     --------------------------------------------------------------------
      ANNUAL TOTAL RETURNS--VANGUARD SMALL-CAP INDEX FUND-INVESTOR SHARES
     --------------------------------------------------------------------
     [SCALE -30% to 50%]
                                1991      45.26%
                                1992      18.20%
                                1993      18.70%
                                1994      -0.51%
                                1995      28.74%
                                1996      18.12%
                                1997      24.59%
                                1998      -2.61%
                                1999      23.13%
                                2000      -2.67%
     --------------------------------------------------------------------
     Return figures do not reflect the account maintenance fee imposed on accounts with balances of less than $10,000 or the transaction fee on purchases through March 31, 2000.
     --------------------------------------------------------------------

      --------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 2000
      --------------------------------------------------------------------------
                                     1 YEAR        5 YEARS         10 YEARS
      --------------------------------------------------------------------------
      Vanguard Small-Cap Index
       Fund--Investor Shares*        -2.67%         11.43%          16.19%
      Russell 2000 Index             -3.03          10.31           15.53
      --------------------------------------------------------------------------
      *Return figures do not  reflect the  account  maintenance  fee imposed on accounts with balances of less than $10,000 or the transaction fee on purchases through March 31, 2000.
      --------------------------------------------------------------------------

Substitute the following bar chart and table for the bar chart and table appearing on pages 17-18.

     --------------------------------------------------------------------
        ANNUAL TOTAL RETURNS--VANGUARD VALUE INDEX FUND-INVESTOR SHARES
     --------------------------------------------------------------------
     [SCALE -30% to 50%]
                                1993      18.35%
                                1994      -0.73%
                                1995      36.94%
                                1996      21.86%
                                1997      29.77%
                                1998      14.64%
                                1999      12.57%
                                2000       6.08%
     --------------------------------------------------------------------
     Return figures do not reflect the account maintenance fee imposed on accounts with balances of less than $10,000.
     --------------------------------------------------------------------

      --------------------------------------------------------------------------
            AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 2000
      --------------------------------------------------------------------------
                                        1 YEAR      5 YEARS    SINCE INCEPTION*
      --------------------------------------------------------------------------
      Vanguard Value Index
       Fund--Investor Shares**           6.08%       16.70%         17.04%
      S&P 500/BARRA Value Index          6.08        16.81          17.17
      --------------------------------------------------------------------------
       *November 2, 1992.
      **Return  figures do not reflect the  account  maintenance  fee imposed on accounts with balances of less than $10,000.
      --------------------------------------------------------------------------

Substitute the following bar chart, text, and table for the bar chart, text, and table appearing on pages 23-24.

     --------------------------------------------------------------------
       ANNUAL TOTAL RETURNS--VANGUARD GROWTH INDEX FUND-INVESTOR SHARES
     --------------------------------------------------------------------
     [SCALE -30% to 50%]
                                1993       1.53%
                                1994       2.89%
                                1995      38.06%
                                1996      23.74%
                                1997      36.34%
                                1998      42.21%
                                1999      28.76%
                                2000     -22.21%
     --------------------------------------------------------------------
     Return figures do not reflect the account maintenance fee imposed on accounts with balances of less than $10,000.
     --------------------------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 24.64% (quarter ended December 31, 1998), and the lowest return for a quarter was -16.88% (quarter ended December 31, 2000).

     ---------------------------------------------------------------------------
           AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 2000
     ---------------------------------------------------------------------------

                                 1 YEAR         5 YEARS        SINCE INCEPTION*
     ---------------------------------------------------------------------------
     Vanguard Growth Index
      Fund--Investor Shares**    -22.21%         19.17%             16.90%
     S&P 500/BARRA Growth        -22.08          19.18              17.01
      Index
     ---------------------------------------------------------------------------
      *November 2, 1992.
     **Return  figures do not reflect the  account  maintenance  fee imposed on accounts with balances of less than $10,000.
     ---------------------------------------------------------------------------

--------------------------------------------------------------------------------

5

This description of VIPER Shares follows "Investing With Vanguard."

                                  VIPER SHARES

In addition to Investor Shares and Admiral Shares, certain Vanguard funds offer a class of shares, known as VIPER Shares, that are listed for trading on the American Stock Exchange. If you own Investor Shares or Admiral Shares issued by one of these funds, you may convert those shares into VIPER Shares of the same fund.

Note: Vanguard reserves the right to modify or terminate the conversion privilege in the future.

     Five Vanguard funds currently offer a VIPER Share class:

-------------------------------------------------------------------------------
FUND                                 VIPER SHARES                TICKER SYMBOL
-------------------------------------------------------------------------------
Vanguard Total Stock Market Index    Total Stock Market VIPERs       VTI
 Fund
Vanguard 500 Index Fund              VIPERs                          VV
Vanguard Small-Cap Index Fund        Small-Cap VIPERs                VB
Vanguard Growth Index Fund           Growth VIPERs                   VLP
Vanguard Value Index Fund            Value VIPERs                    VRY

-------------------------------------------------------------------------------

     Although VIPER Shares represent an investment in the same portfolio of securities as Investor Shares or Admiral Shares, they have different characteristics and may appeal to a different group of investors. It is important that you understand the differences before deciding whether to convert your shares to VIPER Shares. The following material summarizes key information about VIPER Shares. A separate prospectus with more complete information about VIPER Shares is also available. Investors should review that prospectus before deciding whether to convert.

DIFFERENCES BETWEEN VIPER SHARES AND CONVENTIONAL MUTUAL FUND SHARES

Investor Shares and Admiral Shares are "conventional" mutual fund shares; that is, they can be purchased from and redeemed with the issuing fund for cash at a net asset value (NAV) calculated once a day. VIPER Shares, by contrast, cannot be purchased from or redeemed with the issuing fund, except as noted below.

     An organized market is expected to exist for VIPER Shares, unlike conventional mutual fund shares, because VIPER Shares will be listed for trading on the American Stock Exchange. Investors can purchase and sell VIPER Shares on the open market through a broker. Open market transactions will not occur at NAV, but at market prices that change throughout the day based on changes in the prices of the fund's portfolio securities and the supply of and demand for VIPER Shares. The market price of a fund's VIPER Shares will vary somewhat from the NAV of those shares. The variation between market price and NAV is expected to be small most of the time, but in times of extreme market volatility the difference may become significant.

BUYING AND SELLING VIPER SHARES

Note: VIPER Shares must be held in a brokerage account. Therefore, before acquiring VIPER Shares, you must have an existing, or open a new, brokerage account with a full-service or discount broker.

     You buy and sell VIPER Shares in the same way you buy and sell any other exchange-traded security--on the open market, through a broker. In most cases, the broker will charge you a commission to execute the transaction. Unless imposed by your broker, there is no minimum dollar amount you must invest and no minimum number of VIPER Shares you must purchase. Because open market transactions occur at market prices, you may pay more than NAV when you buy VIPER Shares and receive less than NAV when you sell those shares.

     If you own conventional shares (Investor Shares, Admiral Shares, or Institutional Shares) of a Vanguard fund that issues VIPER Shares, you can convert those shares into VIPER Shares of equivalent value (but you cannot convert back). See below under the heading "Conversions" for a discussion of the conversion process.

     There is one other way to buy and sell VIPER Shares. Investors can purchase and redeem VIPER Shares directly from the issuing fund at NAV if they do so (i) through certain authorized broker-dealers, (ii) in large blocks of 30,000 or 60,000 VIPERs (depending on the fund), known as Creation Units, and (iii) in exchange for baskets of securities rather than cash. However, because Creation Units will be worth millions of dollars, and because most investors prefer to transact in cash rather than with securities, it is expected that only a limited number of institutional investors will purchase and redeem VIPER Shares this way.

RISKS

VIPER Shares issued by a fund are subject to the same risks as conventional shares of the same fund. In addition, VIPER Shares are also subject to the following risks:

- The market price of a fund's VIPER Shares will vary somewhat from the NAV of those shares. Therefore, you may pay more than NAV when buying VIPER Shares and you may receive less than NAV when selling them.

- VIPER Shares cannot be redeemed with the Fund, except in Creation Unit aggregations. Therefore, if you no longer wish to own VIPER Shares, you must sell them on the open market. Although VIPER Shares will be listed for trading on the AMEX, it is possible that an active trading market may not develop or be maintained.

- Trading of a fund's VIPER Shares on the AMEX may be halted if AMEX officials deem such action appropriate, the shares are delisted from the AMEX, or the activation of marketwide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally.

FEES AND EXPENSES

When you buy and sell VIPER Shares through a brokerage firm, you will pay commissions in an amount that will vary depending on the firm. You also will incur the cost of the "bid-asked spread," which is the difference between the price a dealer will pay for a security and the somewhat higher price at which the dealer will sell the same security. If you convert from conventional shares to VIPER Shares, you will not pay a brokerage commission or a bid-asked spread. However, Vanguard charges $50 for each conversion transaction, and your broker may impose its own conversion fees as well.

     For the current fiscal year, the total annual operating expenses (the expense ratio) for each type of VIPER Share are expected to be:

---------------------------------------------------
FUND                        EXPECTED EXPENSE RATIO
---------------------------------------------------
Total Stock Market VIPERs           0.15%
VIPERs                              0.12%
Small-Cap VIPERs                    0.20%
Growth VIPERs                       0.17%
Value VIPERs                        0.17%
---------------------------------------------------

7

ACCOUNT SERVICES

Because you hold VIPER Shares through a brokerage account, Vanguard will have no record of your ownership unless you hold the shares through Vanguard Brokerage Service(R). Your broker will service your account. For example, the broker will provide account statements, confirmations of your purchases and sales of VIPER Shares, and year-end tax information. It also will be responsible for ensuring that you receive shareholder reports and other communications from the fund whose VIPER Shares you own. You will receive certain services (e.g., dividend reinvestment and average cost information) only if your broker offers those services.

CONVERSIONS

Owners of conventional shares issued by one of the Vanguard Index Funds may convert those shares into VIPER Shares of equivalent value of the same fund.
Note: Investors who own conventional shares of a Vanguard fund through a 401(k) plan or other employer-sponsored retirement or benefit plan may not convert those shares into VIPER Shares. Vanguard imposes a fee on conversion transactions, and your broker may impose a fee of its own to process a conversion request. Vanguard reserves the right, in the future, to limit or terminate the conversion privilege or to raise the amount of the conversion fee.

     To initiate a conversion of conventional shares into VIPER Shares, you must contact your broker; your broker, in turn, will contact Vanguard. For brokers that can handle fractional shares, each full and fractional conventional share will be converted into full and fractional VIPER Shares of equivalent value. For example, if you own 300.250 conventional shares, and this is equivalent in value to 90.750 VIPER Shares, you will receive 90.750 VIPER Shares.

     Some brokers cannot handle fractional shares. If you intend to hold your VIPER Shares through one of these brokers, the conversion would be handled in such a way that you would receive a whole number of VIPER Shares. In the example above, for instance, you would convert full and fractional conventional shares equivalent in value to exactly 90 VIPER Shares. The remaining conventional shares would be redeemed, and you would receive the cash proceeds of that redemption. You will realize a gain or loss on the redemption (in no case more than the value of a single VIPER Share) that must be reported on your tax return. Please consult your broker to determine whether it can handle fractional VIPER Shares.

     Here are some important points to keep in mind when converting conventional shares of a Vanguard fund into VIPER Shares:

- The conversion transaction is tax-free except to the extent conventional shares must be sold to avoid the creation of fractional VIPER Shares.

- The conversion process can take anywhere from several days to several weeks, depending on your broker. Vanguard generally will process conversion requests, once received, on the same or next business day, although processing may take up to three business days depending on when the conversion request is received.

- Until the conversion process is complete, you will remain fully invested in the fund's conventional shares, and your investment will increase or decrease in value in tandem with the net asset value of those shares.

- During the conversion process, you will be able to liquidate all or part of your investment by instructing Vanguard or your broker (depending on who maintains records of your share ownership) to redeem your conventional shares. After the conversion process is complete, you would liquidate all or part of your investment by instructing your broker to sell your VIPER Shares.

- VIPER Shares, whether acquired through a conversion or purchased on the open market, cannot be converted into conventional shares of the same fund. Similarly, VIPER Shares of one fund cannot be exchanged for VIPER Shares of another fund.

(C)2001 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.                        PS040 022001